Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

21	Subsequent events

As disclosed in Note 9, the outstanding settlement balance as of December 31, 2025 was approximately $2.1 million. On March 18, 2026, the parties amended the settlement agreement. The Company agreed to pay $250,000 per month (comprising $200,000 principal and $50,000 extension fee) until the remaining balance is fully settled. D. Boral Capital LLC agreed to forbear from enforcing its rights and remedies. The remaining balance becomes due within three (3) business days upon completion of the disposal of Tranglo Sdn. Bhd. and receipt of related proceeds. Subsequent to December 31, 2025, the Company made payments of $20,000 in January 2026 and $60,000 in April 2026 but remained unable to fully comply with the revised schedule.

As disclosed in Note 18, the Company entered into a Share Purchase Agreement on August 6, 2025 to settle the related party loans through the issuance of ordinary shares. On March 17, 2026, the Company completed the issuance of 35,653,995 ordinary shares to Mr. Kong and Regal Planet pursuant to the agreement. No adjustments to the December 31, 2025 financial statements were required.

On January 2, 2026, the Company announced that it has entered into a share purchase agreement to divest its 60% controlling interest in Tranglo Sdn. Bhd. (“Tranglo”) to New Margin Holding Limited. Under the terms of the agreement, Currenc will divest 100,465 ordinary shares of Tranglo, representing 60% of Tranglo’s total issued share capital, for an aggregate purchase price of US$400 million, payable entirely in cash. Completion of the transaction is subject to the satisfaction of customary closing conditions, including the receipt of required regulatory approvals in relevant jurisdictions, as well as the completion of applicable shareholder processes under existing arrangements. The transaction is expected to close following the satisfaction or waiver of these conditions in accordance with the terms of the agreement.

On January 8, 2026, Seamless has entered into a loan agreement with Moca Services Limited, a third party. The loan amount is $1,500,000. The loan is used for working capital purposes.

On January 31, 2026, the company has reached a settlement agreement with a promissory note holder. The original outstanding amount to the promissory note holder was $1,100,000, Under the settlement agreement, an aggregate amount of $100,000 paid to the holder in complete satisfaction of the whole promissory note obligation.

On February 19, 2026, the Company approved the settlement of fees payable to its legal counsel, the Law Office of N. David Thomas, in connection with services rendered under an engagement agreement relating to a legal matter resolved with Greenberg Traurig, LLP. The Board initially authorized the issuance of US$100,000 in ordinary shares as partial settlement of the obligation. Subsequently, on April 18, 2026, this authorization was rescinded and replaced with the approval of 59,524 Restricted Stock Units (“RSUs”) under the Company’s 2024 Equity Incentive Plan as partial settlement of the obligation.

On March 31, 2026, the Board of Directors authorized the tokenization and digital representation of up to 116,476,871 of the Company’s existing issued and outstanding ordinary shares through a digital registry administered by Securitize Transfer Agent LLC. The authorization does not involve the issuance of new shares or any change in the Company’s authorized, issued, or outstanding share capital and had no impact on the accompanying financial statements as of December 31, 2025. On April 8, 2026, the digital platform became operational, enabling eligible shareholders to hold their existing shares in digital wallet form. The tokenization does not affect legal ownership or the Company’s issued and outstanding share capital. Subsequent to April 8, 2026, shares may be held in either traditional custody or digital wallet form within the platform, representing custody and record-keeping changes only.